UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                        --------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                           TCM SMALL CAP GROWTH FUND
              SCHEDULE OF INVESTMENTS at June 30, 2006 (unaudited)

     Shares                                                           Value
     ------                                                           -----
COMMON STOCKS - 95.3%

AEROSPACE & DEFENSE - 6.1%
     106,136   AAR Corp.*<F2>                                    $  2,359,403
     177,558   BE Aerospace, Inc.*<F2>                              4,058,976
      99,629   Heico Corp.                                          2,824,482
     196,137   Ladish Co., Inc.*<F2>                                7,349,253
     151,526   LMI Aerospace, Inc.*<F2>                             2,757,773
     100,584   SI International, Inc.*<F2>                          3,083,906
                                                                 ------------
                                                                   22,433,793
                                                                 ------------
AIR FREIGHT & LOGISTICS - 2.0%
     117,012   HUB Group, Inc.*<F2>                                 2,870,305
     171,753   UTI Worldwide, Inc.^<F1>                             4,333,328
                                                                 ------------
                                                                    7,203,633
                                                                 ------------
AIRLINES - 0.9%
     217,181   AirTran Holdings, Inc.*<F2>                          3,227,310
                                                                 ------------
AUTO COMPONENTS - 1.0%
      88,703   Keystone Automotive Industries, Inc.*<F2>            3,745,041
                                                                 ------------
CAPITAL MARKETS - 1.2%
      50,517   Affiliated Managers Group, Inc.*<F2>                 4,389,422
                                                                 ------------
CHEMICALS - 2.6%
     123,419   Airgas, Inc.                                         4,597,358
     155,898   OM Group, Inc.*<F2>                                  4,809,453
                                                                 ------------
                                                                    9,406,811
                                                                 ------------
COMMERCIAL BANKS - 0.8%
     119,985   Texas Capital Bancshares, Inc.*<F2>                  2,795,650
                                                                 ------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
      75,902   ICT Group, Inc.*<F2>                                 1,861,876
     145,810   Korn/Ferry International*<F2>                        2,856,418
                                                                 ------------
                                                                    4,718,294
                                                                 ------------
COMMUNICATIONS EQUIPMENT - 2.6%
     652,742   Ciena Corp.*<F2>                                     3,139,689
     235,480   Exfo Electro Optical Engineering, Inc.*<F2>          1,450,557
     160,398   SiRF Technology Holdings, Inc.*<F2>                  5,168,023
                                                                 ------------
                                                                    9,758,269
                                                                 ------------
COMPUTERS & PERIPHERALS - 0.8%
     119,192   Electronics for Imaging, Inc.*<F2>                   2,488,729
      20,680   Stratasys, Inc.*<F2>                                   609,233
                                                                 ------------
                                                                    3,097,962
                                                                 ------------
CONSTRUCTION & ENGINEERING - 5.5%
     113,627   Chicago Bridge & Iron Co. NV - ADR                   2,744,092
      74,041   Desarrolladora Homex SA de CV - ADR*<F2>             2,429,285
     144,622   McDermott International, Inc.*<F2>                   6,575,962
     310,206   US Concrete, Inc.*<F2>                               3,427,776
      98,284   Washington Group International, Inc.                 5,242,469
                                                                 ------------
                                                                   20,419,584
                                                                 ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
      80,864   Neustar, Inc.*<F2>                                   2,729,160
                                                                 ------------
ELECTRICAL EQUIPMENT - 0.4%
      42,798   Energy Conversion Devices, Inc.*<F2>                 1,559,131
                                                                 ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
     151,677   Amphenol Corp. - Class A                             8,487,845
      99,358   Electro Scientific Industries, Inc.*<F2>             1,787,450
     160,998   NovAtel, Inc.*<F2>                                   5,499,692
                                                                 ------------
                                                                   15,774,987
                                                                 ------------
ENERGY EQUIPMENT & SERVICES - 8.2%
      40,223   Atwood Oceanics, Inc.*<F2>                           1,995,061
      69,844   Core Laboratories NV*<F2>                            4,263,278
     165,939   Hornbeck Offshore Services, Inc.*<F2>                5,894,153
     199,203   Input/Output, Inc.*<F2>                              1,882,468
      18,829   NS Group, Inc.*<F2>                                  1,037,101
     123,460   Pioneer Drilling Co.*<F2>                            1,906,222
      57,797   Superior Energy Services, Inc.*<F2>                  1,959,318
     222,968   Tetra Technologies, Inc.*<F2>                        6,753,701
      87,070   Veritas DGC, Inc.*<F2>                               4,491,071
                                                                 ------------
                                                                   30,182,373
                                                                 ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.1%
      63,102   Abaxis, Inc.*<F2>                                    1,411,592
     220,517   American Medical Systems Holdings, Inc.*<F2>         3,671,608
      82,645   Arrow International, Inc.                            2,716,541
      73,073   Arthrocare Corp.*<F2>                                3,069,797
      53,481   Hologic, Inc.*<F2>                                   2,639,822
     109,508   Mentor Corp.*<F2>                                    4,763,598
      69,109   Sirona Dental Systems, Inc.*<F2>                     2,738,099
      97,914   SonoSite, Inc.*<F2>                                  3,822,563
     210,359   Synergetics USA, Inc.*<F2>                           1,321,054
                                                                 ------------
                                                                   26,154,674
                                                                 ------------
HEALTH CARE PROVIDERS & SERVICES - 9.6%
      76,128   The Advisory Board Co.*<F2>                          3,660,996
     211,528   Allscripts Healthcare Solutions, Inc.*<F2>           3,712,316
      95,524   Chemed Corp.                                         5,208,924
     126,877   DaVita, Inc.*<F2>                                    6,305,787
      77,932   Healthways, Inc.*<F2>                                4,102,340
      74,938   Henry Schein, Inc.*<F2>                              3,501,853
      43,379   Symbion, Inc.*<F2>                                     900,548
     328,219   Trizetto Group*<F2>                                  4,854,359
     116,820   United Surgical Partners
                 International, Inc.*<F2>                           3,512,777
                                                                 ------------
                                                                   35,759,900
                                                                 ------------
HOTELS RESTAURANTS & LEISURE - 3.8%
     346,394   Cosi, Inc.*<F2>                                      2,158,035
      80,892   Intrawest Corp.                                      2,577,219
     114,483   McCormick & Schmick's Seafood
                 Restaurants, Inc.*<F2>                             2,724,695
      94,469   Orient-Express Hotels Ltd. - Class A                 3,669,176
     146,962   Trump Entertainment Resorts, Inc.*<F2>               2,961,284
                                                                 ------------
                                                                   14,090,409
                                                                 ------------
HOUSEHOLD PRODUCTS - 0.7%
      59,293   Central Garden & Pet Co.*<F2>                        2,552,564
                                                                 ------------
INDUSTRIAL CONGLOMERATES - 0.9%
      54,969   Walter Industries, Inc.                              3,168,963
                                                                 ------------
INSURANCE - 2.8%
     102,396   21st Century Insurance Group                         1,474,502
     121,995   Delphi Financial Group, Inc. - Class A               4,435,738
      90,630   ProAssurance Corp.*<F2>                              4,366,554
                                                                 ------------
                                                                   10,276,794
                                                                 ------------
INTERNET SOFTWARE & SERVICES - 1.5%
     171,374   eCollege.com, Inc.*<F2>                              3,622,847
     166,993   Openwave Systems, Inc.*<F2>                          1,927,099
                                                                 ------------
                                                                    5,549,946
                                                                 ------------
IT SERVICES - 3.7%
     102,449   Alliance Data Systems Corp.*<F2>                     6,026,050
     235,807   MPS Group, Inc.*<F2>                                 3,551,254
     360,141   Tyler Technologies, Inc.*<F2>                        4,033,579
                                                                 ------------
                                                                   13,610,883
                                                                 ------------
MACHINERY - 3.5%
      67,216   ESCO Technologies, Inc.*<F2>                         3,592,695
      41,046   Kennametal, Inc.                                     2,555,113
     167,515   Mueller Water Products, Inc. - Class A *<F2>         2,916,436
     105,524   Wabtec Corp.                                         3,946,598
                                                                 ------------
                                                                   13,010,842
                                                                 ------------
MANAGEMENT CONSULTING SERVICES - 1.1%
     118,816   Huron Consulting Group, Inc.*<F2>                    4,169,253
                                                                 ------------
MARINE - 0.8%
      50,084   American Commercial Lines, Inc.*<F2>                 3,017,561
                                                                 ------------
MEDIA - 0.8%
     133,032   DreamWorks Animation SKG, Inc. - Class A*<F2>        3,046,433
                                                                 ------------
METALS & MINING - 4.0%
      62,392   Aleris International, Inc.*<F2>                      2,860,673
      69,289   Century Aluminum Co.*<F2>                            2,472,924
     178,894   Metal Management, Inc.                               5,477,734
      75,769   Oregon Steel Mills, Inc.*<F2>                        3,838,458
                                                                 ------------
                                                                   14,649,789
                                                                 ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.8%
     155,518   Atheros Communications, Inc.*<F2>                    2,948,621
     118,721   FEI Co.*<F2>                                         2,692,592
      69,148   FormFactor, Inc.*<F2>                                3,086,075
     588,506   Lattice Semiconductor Corp.*<F2>                     3,636,967
     214,141   Tessera Technologies, Inc.*<F2>                      5,888,878
     130,701   Varian Semiconductor Equipment
                 Associates, Inc.*<F2>                              4,262,160
     257,989   Virage Logic Corp.*<F2>                              2,422,517
                                                                 ------------
                                                                   24,937,810
                                                                 ------------
SOFTWARE - 7.2%
      65,281   Fundtech Ltd.^<F1>*<F2>                                640,406
     386,305   Mentor Graphics Corp.*<F2>                           5,014,239
      87,885   Micros Systems, Inc.*<F2>                            3,838,817
     123,506   Quality Systems, Inc.                                4,547,491
     257,382   Radiant Systems, Inc.*<F2>                           2,720,528
     138,751   Transaction Systems Architects, Inc.*<F2>            5,784,529
     202,187   Witness Systems, Inc.*<F2>                           4,078,112
                                                                 ------------
                                                                   26,624,122
                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
      52,728   Houston Wire & Cable Co.*<F2>                          906,922
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.4%
     547,292   @Road, Inc.*<F2>                                     3,021,052
     293,257   Dobson Communications Corp. - Class A*<F2>           2,266,877
      64,145   Leap Wireless International, Inc.*<F2>               3,043,680
      57,289   Rural Cellular Corp. - Class A*<F2>                    629,606
                                                                 ------------
                                                                    8,961,215
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $306,716,732)                                               351,929,500
                                                                 ------------
SHORT-TERM INVESTMENTS - 4.5%
   7,841,027   SEI Daily Income Treasury Fund                       7,841,027
   8,708,248   SEI Daily Income Trust Government Fund               8,708,248
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,549,275)                                                 16,549,275
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $323,266,007)                                               368,478,775
Other Assets in Excess of Liabilities - 0.2%                          946,258
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $369,425,033
                                                                 ------------
                                                                 ------------

ADR       American Depository Receipt
^<F1>     Foreign security trading on U.S. exchange.
*<F2>     Non-income producing security.

     The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows+<F3>:

     Cost of investments                   $323,892,972
                                           ------------
     Gross unrealized appreciation           57,283,410
     Gross unrealized depreciation          (12,070,642)
                                           ------------
     Net unrealized appreciation            $45,212,768

+<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ------------------------------
                              Robert M. Slotky, President

     Date  August 29, 2006
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   --------------------------------
                                   Robert M. Slotky, President

     Date  August 29, 2006
           --------------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkies
                                   ----------------------------
                                   Eric W. Falkies, Treasurer

     Date  August 29, 2006
           ----------------

*<F4> Print the name and title of each signing officer under his or her signature.